INVENTORY	9 Months Ended
Sep. 30, 2012
Inventory Disclosure [Abstract]
INVENTORY	NOTE 4 – INVENTORY Inventory consists of the following:
	September 30, 2012	December 31, 2011
Finished product	$890,196	$588,073
Deferred costs	64,933	-0-
TOTAL INVENTORY	$955,129	$588,073